FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest Rate Risk (Details) - Interest rate risk Tsh in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 TZS (Tsh)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 TZS (Tsh)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 TZS (Tsh)	Dec. 31, 2019 ZAR (R)
Financial assets | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 3				$ 6				$ 1
Financial assets | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate	$ 1	$ 1			$ 1	$ 1
Financial assets | CAD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 5		$ 4
Financial assets | ARS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)					2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate					$ 1			$ 121
Financial assets | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)									1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate									$ 1			R 1
Financial liabilities | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 1				$ 1
Financial liabilities | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	1.50%	1.50%	1.50%	1.50%					1.00%	1.00%	1.00%	1.00%
Change in interest amount due to change in interest rate	$ 1	$ 1							$ 1	$ 1
Financial liabilities | TZS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount due to change in interest rate	$ 1			Tsh 2,692	$ 1		Tsh 2,730		$ 1		Tsh 2,704
Financial liabilities | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate (in basis points)									1.50%	1.50%	1.50%	1.50%
Change in interest amount due to change in interest rate									$ 1			R 15